Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Cash used in operations		$ (47,930)		$ (101,520)	[1]	$ (84,324)	[1]
Net cash used in operating activities		(47,930)		(101,520)	[1]	(84,324)	[1]
Cash flows from investing activities
Purchase of property, plant and equipment		(294)		(4,405)	[1]	(3,834)	[1]
Purchase of financial assets at fair value through profit or loss		(1,573)		(6,456)	[1]	(17,959)	[1]
Purchase of financial assets at fair value through other comprehensive income		(31,028)		(109,608)	[1]	0	[1]
Proceeds from disposal of fixed assets, intangible assets and other long-term assets		2,943		0	[1]	0	[1]
Proceeds from disposal of financial assets at fair value through profit or loss		1,578		6,478	[1]	20,076	[1]
Proceeds from maturities of financial assets at fair value through other comprehensive income		103,613		27,748	[1]	0	[1]
Payment of investment management fee		(84)		0	[1]	0	[1]
Payment for right-of-use assets		0		0	[1]	(3,442)	[1]
Purchase of intangible assets		0		0	[1]	(48)	[1]
Net cash (used in)/generated from investing activities		75,155		(86,243)	[1]	(5,207)	[1]
Cash flows from financing activities
Proceeds from exercise of options		0		119	[1]	34	[1]
Proceeds from issuance of ordinary shares		44		18	[1]	219,985	[1]
Payment for lease liabilities		(290)		(222)	[1]	(126)	[1]
Payment for repurchase of ordinary shares		0		0	[1]	(566)	[1]
Payment in relation to listing expenses		0		0	[1]	(17,107)	[1]
Net cash generated from/(used in) financing activities		(246)		(85)	[1]	202,220	[1]
Net increase/(decrease) in cash and cash equivalents		26,979		(187,848)	[1]	112,689	[1]
Cash and cash equivalents at the beginning of year	[1]	79,010	[2]	267,716	[2]	154,803
Effects of exchange rate changes on cash and cash equivalents		18		(858)	[1]	224	[1]
Cash and cash equivalents at end of year		$ 106,007		$ 79,010	[1],[2]	$ 267,716	[1],[2]

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of cash flows for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.